COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases) (Details) (USD $)	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 86,700
2014	2,700
Total	$ 89,400